Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule Of Property And Equipment

	As of		Estimated
	December 31,		Useful Lives
(In millions)	2018	2017	(Years)
Buildings and improvements	$20	$19	10 - 40
Technology and communications	78	51	3 - 7
Office equipment, furniture and fixtures, and vehicles	8	6	5 - 7
	107	77
Less accumulated depreciation	(59)	(46)
Net property and equipment	$47	$31